Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Basis of Presentation	(a) Basis of Presentation The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).
Principles of Consolidation

(b) Principles of Consolidation

The consolidated financial statements include the financial statements of the Parent, its consolidated subsidiaries and VIEs for which the Parent, through its wholly-owned subsidiary, Jiubang Computer, is the primary beneficiary. All significant intercompany balances and transactions have been eliminated upon consolidation.

Noncontrolling interests are separately presented as a component of equity in the consolidated financial statements.

Use of Estimates

(c) Use of Estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant items subject to such estimates and assumptions include the fair value valuations of intangibles, contingent consideration arising from business combination, financial and equity instruments and share-based payments, the collectability of accounts receivable, the realizability of deferred income tax assets, the useful lives and residual values of property and equipment and intangible assets, the estimated useful lives of mobile application products, fair value of postcontract customer support (“PCS”), and the recoverability of the carrying values of long-lived assets and goodwill. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions. Actual results could differ from those estimates.

Foreign Currency

(d) Foreign Currency

The accompanying consolidated financial statements have been expressed in Renminbi (“RMB”), the Company’s reporting currency.

The functional currency of the Parent and its subsidiaries in Cayman Islands, United Kingdom, Hong Kong, and the United States is the U.S. dollar (“US$”). The functional currency of the Parent’s consolidated PRC subsidiaries and VIEs is the RMB.

Transactions denominated in currencies other than the functional currency are remeasured into the functional currency at the exchange rates prevailing at the date of the transactions. Monetary assets and liabilities denominated in a foreign currency are remeasured into the functional currency using the applicable exchange rate at the balance sheet date. The resulting exchange differences are recorded in general and administrative expenses in the consolidated statements of comprehensive income (loss).

Assets and liabilities of the entities with functional currencies other than RMB are translated into RMB using the exchange rate on the balance sheet date. Revenues and expenses are translated into RMB at average rates prevailing during the reporting period. The resulting foreign currency translation adjustments are recognized as a separate component of accumulated other comprehensive income within the consolidated statements of changes in equity (deficit).

For the convenience of readers, the 2014 RMB amounts included in the accompanying consolidated financial statements have been translated into US$ at the rate of US$1.00 = RMB6.2046, being the noon buy rate for US$ in effect on December 31, 2014 in the City of New York for cable transfer in RMB per US$ as certified for custom purposes by the Federal Reserve Bank of New York. No representation is made that RMB amounts could have been, or could be, converted into US$ at that rate or at any other certain rate on December 31, 2014, or at any other date. The US$ convenience translation is not required under U.S. GAAP and all US$ convenience translation amounts in the accompanying consolidated financial statements are unaudited.

Commitments and Contingencies

(e) Commitments and Contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, shareholder lawsuits, and non-income tax matters. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

Fair Value Measurements

(f) Fair Value Measurements

The Company applied the provisions of Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”), for fair value measurements of financial assets and financial liabilities and for fair value measurements of nonfinancial items that are recognized or disclosed at fair value in the financial statements on a recurring and nonrecurring basis. ASC Topic 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. ASC Topic 820 also establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC Topic 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

•	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety. In situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects management’s own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by management based on the best information available in the circumstances.

Cash and cash equivalents

(g) Cash and cash equivalents

Cash and cash equivalents consists of cash on hand and cash in banks. None of the Company’s cash is restricted from withdrawal.

Cash balances include demand deposits in:

	December 31,
	2013	2014
	RMB	RMB
Financial institutions in the mainland of the PRC
—Denominated in RMB	713,371,057	111,487,572
—Denominated in US$	723,094	1,071,803

Total cash balances held at mainland PRC financial institutions	714,094,151	112,559,375

Financial institutions in Hong Kong Special Administrative Region (“HKSAR”) of the PRC
—Denominated in RMB	106,581	4,525,486
—Denominated in Hong Kong dollar	62,206	17,035,313
—Denominated in US$	32,652,558	13,527,134
—Denominated in British pound	18,413	17,475

Total cash balances held at HKSAR financial institutions	32,839,758	35,105,408

Financial institutions in United States
—Denominated in RMB	64,145	83,982
—Denominated in US$	12,131,440	23,909,436

Total cash balances held at United States financial institutions	12,195,585	23,993,418

Total cash balances held at financial institutions	759,129,494	171,658,201

Management believes these financial institutions have high credit ratings.

Accounts Receivable

(h) Accounts Receivable

The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and customers’ financial condition, the amount of receivables in dispute, and the current receivables aging and current payment patterns. Accounts receivable are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company does not have any off-balance-sheet credit exposure related to its customers.

Property and Equipment, net

(i) Property and Equipment, net

Property and equipment is stated at historical cost.

Depreciation expense is calculated based on the straight line method over the following useful lives, taking into consideration the assets’ estimated residual value:

Computer equipment	3 to 5 years
Office equipment and furniture	3 to 5 years
Motor vehicles	4 years
Leasehold improvements	the shorter of the lease terms or the estimated useful lives of the assets

Intangible Assets

(j) Intangible Assets

Intangible assets mainly comprise literature content copyrights, intellectual properties, trademark and licenses. Intangible assets which have been acquired in business combinations are initially recorded at estimated fair value. Intangible assets not acquired in business combinations are initially recorded at cost. The estimated useful life of intangible assets, which is the period over which the intangible asset is expected to contribute directly or indirectly to the future cash flows of the Company, ranges between 1 and 10 years. Intangible assets are amortized on a straight-line basis, as the pattern of the economic benefit of intangible assets cannot be reliably determined over their estimated useful lives.

Impairment of Long-Lived Assets, excluding Goodwill

(k) Impairment of Long-Lived Assets, excluding Goodwill

Long-lived assets, excluding goodwill, such as property and equipment and intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

Goodwill

(l) Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill is reviewed for impairment at least annually. The Company performs a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount prior to performing the two-step goodwill impairment test. If this is the case, the two-step goodwill impairment test is required. If it is more-likely-than-not that the fair value of a reporting is greater than its carrying amount, the two-step goodwill impairment test is not required.

If the two-step goodwill impairment test is required, first, the fair value of the reporting unit is compared with its carrying amount (including goodwill). If the fair value of the reporting unit is less than its carrying amount, an indication of goodwill impairment exists for the reporting unit and the entity must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Fair value of the reporting unit is determined using a discounted cash flow analysis. If the fair value of the reporting unit exceeds its carrying amount, step two does not need to be performed.

The Company performs its annual impairment review of goodwill at December 31, and when a triggering event occurs between annual impairment tests. No impairment loss was recorded for any of the periods presented.

Business Combination

(m) Business Combination

The Company accounts for its business combinations using the purchase method of accounting in accordance with ASC topic 805 (“ASC 805”): Business Combinations. The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Company acquired, based on their estimated fair values. The consideration transferred of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the acquiree’s business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings.

Equity Method Investment

(n) Equity method investments

The Company applies the equity method to account for an equity investment, in common stock or in-substance common stock, according to ASC 323 Investment — Equity Method and Joint Ventures, over which it has significant influence but does not own a majority equity interest or otherwise control.

An investment in in-substance common stock is an investment in an entity that has risk and reward characteristics that are substantially similar to that entity’s common stock. The Company considers subordination, risks and rewards of ownership and obligation to transfer value when determining whether an investment in an entity is substantially similar to an investment in that entity’s common stock.

Under the equity method of accounting, the Company’s share of the investee’s results of operations is reported as share of income (losses) of equity method investments in the consolidated statements of comprehensive income (loss).

The Company recognizes an impairment loss when there is a decline in value below the carrying value of the equity method investment that is considered to be other-than-temporary. The process of assessing and determining whether impairment on an investment is other-than-temporary requires a significant amount of judgment. To determine whether an impairment is other-than-temporary, management considers whether it has the ability and intent to hold the investment until recovery and whether evidence indicating the carrying value of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the decline in value, any change in value subsequent to the period end, and forecasted performance of the investee.

Investment securities

(o) Investment securities

Investment securities at December 31, 2014 consist of corporate convertible debt and equity securities. The classification of investment securities is based on the Company’s intent, which is re-evaluated at each balance sheet date, with respect to those securities. Investment securities other than trading securities and held-to-maturity securities are classified as available-for-sale. Available-for-sale are carried at fair value with unrealized gains and losses, net of income tax as a separate component of accumulated other comprehensive income within the consolidated statements of changes in equity (deficit). A decline in the fair value of an available-for-sale that is deemed to be other-than-temporary results is an impairment to reduce the carrying amount to fair value. Realized gains and losses and impairment, which are judged to be other than temporary, if any, are recognized in the consolidated statements of comprehensive income (loss). In computing realized gains and losses on available-for-sale securities, the Company determines cost based on amounts paid, including direct costs to acquire the security.

As at December 31, 2014, all of the Company’s investment securities are classified as available-for-sale investments.

Operating Leases

(p) Operating Leases

The Company leases premises for offices under non-cancellable operating leases. Leases with escalated rent provisions are recognized on a straight-line basis commencing with the beginning of the lease term. There are no capital improvement funding, other lease concessions or contingent rent in the lease agreements.

The Company subleases a portion of the leased premises to a third party. Income from subleases is recognized on a straight-line basis over the term of the lease and recognized as a reduction of gross rental expenses.

Revenue Recognition

(q) Revenue Recognition

Revenue is recognized when all of the following conditions are met: persuasive evidence of an agreement exists, delivery has occurred or service has been rendered, the price is fixed or determinable and collectability is reasonably assured. The Company evaluates whether it is appropriate to record the gross amount of its revenues and related costs by considering a number of factors, including, among other things, whether the Company is the primary obligor under the arrangement, has inventory risk, and has latitude in establishing prices.

These criteria as they relate to each of the following major revenue generating activities are described below.

Mobile Application Products and Services Revenue

The Company develops and sells mobile application products, including GO Series applications and themes and widgets that can be used in the application through online application stores such as Google Play. Mobile phone users can access those stores and download the mobile application products by making payment through the payment agents authorized by the relative stores.

For the sale of mobile application products, when no free updates or other PCS are provided, revenues are recognized upon the delivery of the mobile application products and the other revenue recognition criteria are met at time of delivery.

The Company began to sell a mobile application product in December 2012 for which free upgrades were provided on a when-and-if-available basis for an unspecified period, which is considered PCS. Since the Company was not able to establish vendor-specific objective evidence (“VSOE”) of the fair value of the PCS, the Company recognized revenue from the sale of the mobile application ratably over the estimated life of the mobile application during the year ended December 31, 2012.

In June 2013, the Company’s management having the relevant authority established the selling price or VSOE of the PCS. The sales term of the mobile application product was modified by explicitly stating separate sales prices for the mobile application and the one-year free upgrades, as well as the annual renewal rate for upgrades after the one year period. The Company believes the annual renewal rate for the upgrades is substantive because the renewal rate is within the Company’s normal pricing practice and the expected life of mobile application product is more than two years.

The separate sales prices for the mobile application with the one-year free upgrades, and the annual renewal rate were introduced to the marketplace within 30 days after they were established by the Company’s management having the relevant authority and did not change from the prices established by management having the relevant authority.

Therefore, for the years ended December 31, 2013 and 2014, upon the sale of the mobile application, the consideration attributable to the fair value of the PCS is initially deferred and recognized as revenue on a straight-line basis over the one year service period with the remaining or residual consideration recognized as revenue. The Company does not sell the mobile application product without PCS.

The Company also offers advertising service on its mobile application products. The Company’s revenue recognition policy for the provision of advertising services on the Company’s mobile application products is the same as the revenue recognition policy for the provision of advertising services on the Company’s portal websites described below.

The majority of the Company’s revenues for mobile application products and services are derived from countries outside of China.

Mobile Reading Revenue

Service provided directly to users

The Company generates revenue from the sale of online premium literature contents to the users. The users purchase the content by chapter or by book and cannot cancel the purchase once made.

The content sold to the users usually has no expiry period unless otherwise stated. The revenue from the sale of online content or other community tools (such as votes and gifts for an author) is recognized at the time of sale as the Company does not have any further obligation after providing the content to the user upon sale and all other criteria for revenue recognition are met.

Service provided to users through third parties

The Company also derives revenues by providing its literature contents to third parties, primarily mobile operators. The Company uploads the literature content to wireless platforms of the mobile operators and the royalty right resides with the Company. The mobile operators charge a fee from its wireless users when they access the Company’s literature contents through the mobile operator’s wireless platform via their wireless devices (such as mobile handsets). Such fee is charged either on a monthly subscription basis under which users can access the variety of contents offered on the mobile operators’ platform or per usage basis based on the number of books or chapters of the Company’s literature content accessed by the users. The Company receives an agreed percentage of the fee from the mobile operators.

For the per usage basis arrangement, the Company has access to the information on the content accessed by the wireless users from a platform operated by the mobile operator on a monthly basis. With respect to the monthly subscription basis arrangement, the Company relies on the monthly billing statements generated by the mobile operator each month to determine its share of the fees. There is normally time lag of 3 to 4 months until the Company receives the billing statements from the mobile operator and the Company has no visibility into these revenues prior to receipts of the billing statements.

•	Under the per usage basis, since the Company has timely access to usage information, revenues are recognized in the period in which the content has been provided that no significant obligation remains, collection of the receivable is reasonably assured and the amounts can be reliably estimated. The revenue is measured based on Company’s analysis of the usage information for the month provided by the mobile operators and the contractual rates with the mobile operators. Based on revenues amounts subsequently confirmed by the mobile operators, there were no significant adjustments between the Company’s analysis of the usage information and the mobile operators’ statements received during the periods presented.

•	Under the monthly subscription basis, since the Company does not have timely access to usage information, revenue is recognized in the period when the billing statements for the related service have been received.

The revenues recognized under the arrangements with the mobile operators represent only the Company’s share of the revenues to be received from the operators since the Company is not the primary obligor in the arrangement.

Mobile Portal Marketing Revenue

The Company offers customers to advertise on its portal websites in particular formats and over particular periods of time. The portal advertising formats primarily include banners, links, logos, buttons, pop-up windows, jump-out boxes, floating signs, and rich media. Portal advertising agreements are entered into with various third-party advertising agencies representing their customers and with advertising customers directly. For certain advertising agreements, the Company is required to pay certain percentages of revenues to the advertising agencies as rebates. The Company has two pricing models offered to advertisers, consisting of a fixed price pricing model and a cost per action pricing model.

Under the fixed price pricing model, the Company charges advertisers a fixed fee to advertise over a period of time. Mobile portal marketing revenue, net of agency cash rebates, is recognized ratably over the period in which the advertisement is displayed and only if collection of the resulting receivable is reasonably assured.

Under the cost per action pricing model, the advertisers pay the Company only when a user clicks on or downloads one of their advertisements or installs or activates the products advertised. The Company recognizes revenue on the fees charged to advertisers each time a user clicks on or downloads one of the advertisements or installs or activates the products advertised that appear on the Company’s portal websites.

Other Revenues

Other revenues are primarily derived from fee received from third parties for the sale of digital products and services such as paid content, picture download, and access to game or music files, that are provided by third parties or developed by ourselves. The Company recognizes the fee as revenue once the products are delivered or the services are rendered.

Revenue concentration

Revenue from a customer that individually exceeds 10% of the Company’s total revenues is from a mobile operator. Revenue derived from this customer is as follows:

	2012		2013		2014
	RMB	%	RMB	%	RMB	%
Customer A	54,564,962	29%	68,220,511	21%	78,951,174	21%

Customers accounting for 10% or more of accounts receivable, net are as follows:

	December 31,
	2013		2014
	RMB	%	RMB	%
Customer A	16,397,159	19%	24,162,975	33%
Customer B	15,800,361	19%	—	—

Business Tax and Value Added Tax (“VAT”)

Revenue is net of business taxes at the rate of 3-5% of gross revenues or VAT at the rate of 6% of gross revenues. Business tax and VAT collected from customers, net of VAT paid for purchases, are recorded as liabilities in the consolidated balance sheets until it is paid to the tax authorities.

Cost of Revenues

(r) Cost of Revenues

Costs of revenues consist primarily content acquisition cost, such as copyright fees for online literature, fees paid to third parties for developing themes, distribution fee, which is the amount paid or payable to third parties that direct customers to access the Company’s products or services, processing fees paid to mobile application stores, custody and bandwidth costs, office rental fees, depreciation expense, salaries and benefits, share-based compensation and other expenses of those departments directly involved in the provision of the Company’s services and the sale of mobile application products.

Research and Development Expenses

(s) Research and Development Expenses

Research and development expenses primarily consist of software developed for internal use and mobile application products developed for sale.

Software developed for internal use

The Company expenses all costs that are incurred in connection with the planning and implementation phases of the development of software. Costs incurred in the development phase are capitalized and amortized over the estimated product life. No costs were capitalized for any of the periods presented.

Mobile application products developed for sale

Costs incurred internally in researching and developing a software product are charged to expense as research and development costs prior to technological feasibility being established for the product. Once technological feasibility is established, all software costs are capitalized until the product is available for general release to customers. Technological feasibility is established upon completion of all the activities that are necessary to substantiate that the software product can be produced in accordance with its design specifications, including functions, features, and technical performance requirements. No costs were capitalized for any of periods presented.

Government Grant

(t) Government Grant

Government grants are recognized when there is reasonable assurance that the Company will comply with the conditions attaching to them and the grants will be received. Government grants for the purpose of giving financial support to the Company for a specific project with future related costs are recognized as a deduction to the project cost when incurred in the Company’s consolidated statements of comprehensive income (loss). Government grants that compensate the acquisition cost of an asset are deducted from the carrying amount of the asset and effectively recognized in profit or loss over the useful life of the asset by way of reducing depreciation expense. Government grants for the purpose of giving immediate financial support with no future costs or obligations are recognized as a deduction to general and administrative expenses when received in the Company’s consolidated statements of comprehensive income (loss).

Government grants received in advance is recorded in accrued expenses and other current liabilities or non-current liabilities in the consolidated balance sheet based on the expected period of usage of the government grants.

Income Taxes

(u) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax loss and tax credit carryforwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax laws is recognized in the consolidated statements of comprehensive income (loss) in the period the change in tax rates or tax laws is enacted. A valuation allowance is provided to reduce the carrying amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.

The Company recognizes in the consolidated financial statements the impact of a tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company has elected to classify interest and penalties related to an unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of comprehensive income (loss).

Employee Benefit Plans

(v) Employee Benefit Plans

As stipulated by the regulations of the PRC, the Company’s consolidated PRC subsidiaries and VIEs are required to contribute to various defined contribution plans, organized by municipal and provincial governments on behalf of their employees. The contributions to these plans are based on certain percentages of the employee’s standard salary base as determined by the local social security bureau. The Company has no other obligation for the payment of employee benefits associated with these plans beyond the annual contributions described above.

Employee benefit expenses recognized under these plans for the years ended December 31, 2012, 2013 and 2014 are allocated to the following items:

	Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Cost of revenues	3,040,042	3,188,742	2,786,334
Research and development expenses	3,622,003	4,520,663	6,594,053
Selling and marketing expenses	4,174,193	4,379,517	3,464,992
General and administrative expenses	2,034,011	2,592,891	2,411,533

Total employee benefit expenses	12,870,249	14,681,813	15,256,912

Share-based Compensation

(w) Share-based Compensation

The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the cost over the period the employee is required to provide service in exchange for the award, which generally is the vesting period. The amount of cost recognized is adjusted to reflect the expected forfeiture prior to vesting. When no future services are required to be performed by the employee in exchange for an award of equity instruments, and if such award does not contain a performance or market condition, the cost of the award is expensed on the grant date. The Company recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, provided that the cumulative amount of compensation cost recognized at any date at least equals the portion of the grant-date value of such award that is vested at that date.

Earnings (Loss) per Share

(x) Earnings (Loss) per Share

Basic earnings (loss) per Class A and Class B ordinary share is computed by dividing net income (loss) attributable to Class A and Class B ordinary shareholders by the weighted average number of Class A and Class B ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income (loss) is allocated between Class A and Class B ordinary shares and other participating securities based on participating rights in undistributed earnings. The Company’s redeemable convertible preferred shares are participating securities since the holders of these securities participate in dividends on the same basis as Class A and Class B ordinary shareholders. These participating securities are not included in the computation of basic loss per Class A and Class B ordinary share in periods when the Company reports net loss, taking into consideration of the accretion of redeemable convertible preferred shares, because these participating security holders have no obligation to share in the loss of the Company based on the contractual rights and obligations of these participating securities.

Diluted earnings (loss) per share is calculated by dividing net income (loss) attributable to Class A and Class B ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of Class A and Class B ordinary and dilutive Class A and Class B ordinary equivalent shares outstanding during the year. Class A and Class B ordinary equivalent shares consist of Class A and Class B ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method). Potential dilutive securities are not included in the calculation of dilutive earnings (loss) per Class A and Class B share if the impact is anti-dilutive.

Segment Reporting

(y) Segment Reporting

The Company uses the management approach in determining reportable operating segments. The management approach considers the internal reporting used by the Company’s chief operating decision maker for making operating decisions about the allocation of resources of the segment and the assessment of its performance in determining the Company’s reportable operating segments. Management has determined that the Company has one operating segment, which is the mobile internet related business.

Variable Interest Entities

(z) Variable Interest Entities

The Company’s sales are conducted through VIEs, in order to comply with the PRC laws and regulations which prohibit foreign investments in companies that are engaged in mobile internet related business. The equity interests of VIEs are legally held by individuals who act as nominee equity holders of the VIEs on behalf of the Parent.

A series of contractual agreements, including loan agreements, master exclusive service agreements, business cooperation agreements, exclusive option agreements, proxy agreements and powers of attorney, equity pledge agreements and spousal consent letters (collectively, the “VIE Agreements”) were entered among the Parent, Jiubang Computer, the VIEs, and the nominee equity holders of the VIEs. Through these agreements, the nominee equity holders have granted all their legal rights including voting rights and disposition rights of their equity interests in the VIEs to the Parent and Jiubang Computer. Accordingly, the nominee equity holders of the VIEs do not participate significantly in income and loss and do not have the power to direct the activities of the VIEs that most significantly impact their economic performance.

In accordance with ASC 810-10-25-38A, the Parent has a controlling financial interest in the VIEs because the Parent has (i) the power to direct activities of the VIEs that most significantly impact the economic performance of the VIEs; and (ii) the obligation to absorb the expected losses and the right to receive expected residual return of the VIEs that could potentially be significant to the VIEs.

Under the terms of the VIE Agreements, the Parent has (i) the right to receive economic benefits that could potentially be significant to the VIEs in the form of service fees under the master exclusive service agreements when such services are provided; (ii) the right to receive all dividends declared by the VIEs and the right to all undistributed earnings of the VIEs; (iii) the right to receive the residual benefits of the VIEs through its exclusive option to acquire 100% of the equity interests in the VIEs, to the extent permitted under PRC law. Accordingly, the financial statements of the VIEs are consolidated in the Parent’s consolidated financial statements.

Under the terms of the VIE Agreements, the VIEs’ nominee equity holders have no rights to the net assets nor have the obligations to fund the deficit, and such rights and obligations have been vested to the Parent. All of the equity (net assets) or deficits (net liabilities) and net income (loss) of the VIEs are attributed to the Parent.

The key terms of these VIE Agreements, as amended and restated, are as follows:

Loan agreements: Jiubang Computer lent to the VIEs’ nominee equity holders interest free loans in the amount of RMB14,600,000 for the sole purpose of their contribution of the VIEs’ registered capital. The loans can only be repaid with the proceeds derived from the sale of the VIEs’ equity interests to Jiubang Computer or its designated representatives pursuant to the exclusive option agreements. Each of the loan agreements has an indefinite term until the full repayment of the loan thereunder.

Master exclusive service agreements: The VIEs irrevocably appoint and designate Jiubang Computer as their exclusive service provider to provide services, including but not limited to technology development service, technical consulting service, network development service and market research and consulting service to the VIEs. The service fees are determined based on certain objective criteria such as the technical difficulty and complexity of the services provided by Jiubang Computer and the actual labor costs incurred by Jiubang Computer for providing the services during the relevant period. The term of this agreement is 10 years, and the agreement may be automatically extended upon the expiration. Jiubang Computer may terminate the agreements at any time with a 30-day prior written notice to VIEs, whereas none of VIEs can terminate this agreement.

Business cooperation agreements: The Parent, Jiubang Computer, the VIEs and their nominee equity holders agreed that the VIEs may not enter into any transaction that could materially affect the assets, obligation, right or operations of the VIEs, without prior written consent from Jiubang Computer. In addition, directors or other senior management of the VIEs must be appointed by the Parent and the Jiubang Computer. To ensure sufficient cash flow required by the business operations of the VIEs, the Parent agrees that it shall, to the extent permissible under PRC law, through itself or any party designated by it, provide financial support to the VIEs. The agreements shall be in effect as long as VIEs exists. None of VIEs or VIEs’ nominee equity holders can terminate these agreements. Jiubang Computer may terminate the agreements by providing a 30-day prior written notice to VIEs and VIEs’ nominee equity holders.

Exclusive option agreements: Through the exclusive option agreements entered into among the Parent, the VIEs and their nominee equity holders, Jiubang Computer or any other party designated by the Parent, has an exclusive purchase option to acquire all of the equity interest or assets in the VIEs from their nominee equity holders at any time when permitted by applicable Chinese laws and regulations. The proceeds from the exercise of the call options will be applied to repay the loans under the loan agreements described above. The Parent has the sole discretion as to when to exercise such options, either in part or in full. Without the Parent’s prior written consent, VIEs’ nominee equity holders shall not transfer their equity interests in VIEs, and VIEs shall not transfer its assets. The transfer price will be the minimum amount of consideration permitted under PRC law at the time of such share transfer. The agreements will remain effective as long as VIEs exist. The Parent and Jiubang Computer may terminate the agreements at any time with a 10-day prior written notice to VIEs and their nominee equity holders, whereas none of VIEs and their nominee equity holders can terminate the agreements.

Proxy agreements and powers of attorney: The VIEs’ nominee equity holders signed proxy agreements and powers of attorney, with the Parent and Jiubang Computer to exclusively assign their rights as equity holders of the VIEs to the Parent, including voting right, right to transfer any or all equity interest in the VIEs and right to appoint director and executive management. VIEs’ nominee equity holders further covenants and undertakes that, if nominee equity holder receives any dividends, interest, any other forms of capital distributions, residual assets upon liquidation, or proceeds or consideration from the transfer of equity interest as a result of, or in connection with, such equity interests in VIEs, the VIEs’ nominee equity holders shall, to the extent permitted by applicable laws, remit all such dividends, interest, capital distributions, assets, proceeds or consideration to Jiubang Computer or the Parent, to the extent permitted by law, without any compensation. The proxy agreements and powers of attorney will remain effective as long as VIEs exist. VIEs’ nominee equity holders do not have the right to terminate the agreements and powers of attorney without the prior written consent of the Parent.

Equity pledge agreements: To guarantee VIEs’ performance of their obligations under the master exclusive service agreements, business cooperation agreements, loan agreements and the exclusive option agreements, the VIEs’ nominee equity holders have pledged their entire equity interests in the VIEs to Jiubang Computer. The equity pledges under the equity pledge agreements were registered with the relevant local authority on July 26, 2013. Neither the nominee equity holders of the VIEs will create or allow any encumbrance on the pledged equity interests. The share pledge agreement can only be terminated upon the termination of the master exclusive service agreements, business cooperation agreements, loan agreements and exclusive option agreements.

Spousal consent letters: The spouses of each of nominee equity holders signed spousal consent letters to consent that certain equity interests in the VIEs held by and registered in the name of the respective nominee equity holders will be disposed of pursuant to the VIE agreements. These spouses undertake not to take any action to interfere with the disposition of such equity interests, including, without limitation, claiming that such equity interests constitute communal property of marriage. These spouses also waive unconditionally and irrevocably any rights or entitlements whatsoever to such equity interest that may be granted to them according to any applicable laws.

Risks and uncertainties of the VIE Agreements: The Parent, through Jiubang Computer, relies on the VIE Agreements to operate and control the VIEs. However, these contractual arrangements may not be as effective as direct equity ownership in providing the Parent with control over the VIEs. Any failure by the VIEs or their nominee equity holders to perform their obligations under the VIE Agreements would have a material adverse effect on the Company’s consolidated financial position and financial performance. All the VIE Agreements are governed by PRC law and provide for the resolution of disputes through arbitration in the PRC. Accordingly, these contracts would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. The legal system in the PRC is not as developed as some other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could limit the Parent’s or Jiubang Computer’s ability to enforce these contractual arrangements. In addition, if the legal structure and the VIE Agreements were found to be in violation of any existing or future PRC laws and regulations, the Company may be subject to fines or other legal or administrative sanctions.

In the opinion of management, based on the legal opinion obtained from the Company’s PRC legal counsel, the above contractual arrangements are legally binding and enforceable and do not violate current PRC laws and regulations. However, there are uncertainties regarding the interpretation and application of existing and future PRC laws and regulations.

Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and the VIE Agreements are found to be in violation of any existing or future PRC laws and regulations, the PRC government could:

•	levy fines on the Company or confiscate income of the Company;

•	revoke or suspend Jiubang Computer or VIEs’ business or operating licenses;

•	shut down VIEs’ servers or block VIEs’ website, and discontinue or place restrictions or onerous conditions on VIE’s operations;

•	require the Company to discontinue their operations in the PRC;

•	require the Company to undergo a costly and disruptive restructuring;

•	take other regulatory or enforcement actions that could be harmful to the Company’s business.

If the imposition of any of these government actions, or any inability to enforce the contractual arrangements upon a breach, causes the Parent to lose its ability to direct the activities of the VIEs and to receive substantially all the economic benefits and residual returns from the VIEs, the Parent would no longer be able to consolidate the financial results of the VIEs. Total assets, total liability, equity, revenues, net income (loss) and cash flows of the Company would be significantly less than the reported amount in the consolidated financial statements of the Company. In the opinion of management, the likelihood of loss resulting from the VIE Agreements is remote based on current facts and circumstances.

The equity interests of the VIEs are legally held by Deng Yuqiang, the Company’s chief executive officer and director, Chang Yingming, the Company’s chief operating officer and director, and Zhang Xiangdong, former president and former director of the Company (nominee equity holders). Deng Yuqiang, Chang Yingming and Zhang Xiangdong each holds 20.54%, 0.55% and 4.39% of the Parent’s total ordinary shares issued and outstanding as of December 31, 2014, respectively. The Company cannot assure that when conflicts of interest arise, any of the nominee equity holders will act in the best interests of the Company or such conflicts will be resolved in the Company’s favor. Currently, the Company does not have any arrangements to address potential conflicts of interest between the nominee equity holders and the Company, except that the Parent could exercise the purchase option under the exclusive option agreements with the nominee equity holders to request them to transfer all of their equity ownership in the VIEs to the Parent, Jiubang Computer or a third party designated by the Parent. The Company relies on the nominee equity holders, two of whom are the Parent’s directors and owe a fiduciary duty to the Parent, to comply with the terms and conditions of the contractual arrangements. Such fiduciary duty requires directors to act in good faith and in the best interests of the Parent and not to use their positions for personal gains. If the Company cannot resolve any conflict of interest or dispute between the Company and the nominee equity holders of the VIEs, the Company would have to rely on legal proceedings, which could result in disruption of the Company’s business and subject the Company to substantial uncertainty as to the outcome of any such legal proceedings.

On January 19, 2015, Ministry of Commerce of PRC (“MOFCOM”) published a draft of the PRC law on Foreign Investment (Draft for Comment), of the Draft Foreign Investment Law, which was open for public comments until February 17, 2015. At the same time, MOFCOM published an accompanying explanatory note of the Draft Foreign Investment Law, or the Explanatory Note, which contains important information about the Draft Foreign Investment Law, including its drafting philosophy and principles, main content, plans to transition to the new legal regime and treatment of business in China controlled by foreign invested enterprises, or “FIEs”, primarily through contractual arrangements. The Draft Foreign Investment Law is intended to replace the current foreign investment legal regime consisting of three laws: the Sino-Foreign Equity Joint Venture Enterprise Law, the Sino-Foreign Cooperative Joint Venture Enterprise Law and the Wholly Foreign-Invested Enterprise Law, as well as detailed implementing rules. The Draft Foreign Investment Law proposes significant changes to the PRC foreign investment legal regime and may have a material impact on Chinese companies listed or to be listed overseas. The proposed Draft Foreign Investment Law is to regulate FIEs the same way as PRC domestic entities, except for those FIEs that operate in industries deemed to be either “restricted” or “prohibited’ in a “Negative List.” Because the Negative List has yet to be published, it is unclear whether it will differ from the current list of industries subject to restrictions or prohibitions on foreign investment. The Draft Foreign Investment Law also provides that only FIEs operating in industries on the Negative List will require entry clearance and other approvals that are not required of PRC domestic entities. As a result of the entry clearance and approvals, certain FIE’s operating in industries on the Negative List may not be able to continue to conduct their operations through contractual arrangements.

There is substantial uncertainty regarding the Draft Foreign Investment Law, including, among others, what the actual content of the law will be as well as the adoption and effective date of the final form of the law. While such uncertainty exists, the Company cannot assure that the new foreign investment law, when it is adopted and becomes effective, will not have a material and adverse effect on the Company’s ability to control the VIEs through the contractual arrangements.

The Company’s involvement with the VIEs under the VIE Agreements affected the Company’s consolidated financial position, results of operations and cash flows as indicated below.

The assets and liabilities of the VIEs as of December 31, 2013 and 2014 and the revenues, net income (loss) and cash flows for the years ended December 31, 2012, 2013 and 2014 are as follows:

	December 31,
	2013	2014
	RMB	RMB
Cash and cash equivalents	52,345,013	49,749,804
Short-term investment	1,500,000	20,000,000
Accounts receivable, net	68,544,138	65,394,402
Amounts due from related parties	114,891,133	78,123,131
Prepaid expenses and other current assets	11,747,964	13,029,323
Deferred income tax assets	11,902,908	9,365,253

Total current assets	260,931,156	235,661,913

Property and equipment, net	8,902,848	15,436,416
Intangible assets, net	2,070,778	15,779,468
Equity method investments	—	17,991,306
Investment securities	—	621,270
Deferred income tax assets	—	1,959,905
Other non-current assets	4,354,820	6,314,243

Total assets	276,259,602	293,764,521

Accounts payable	9,291,942	8,241,139
Accrued expenses and other current liabilities	44,224,588	60,283,606
Amounts due to related parties	158,443,366	150,846,323
Income tax payable	7,860,663	13,410,026

Total current liabilities	219,820,559	232,781,094

Deferred income tax liabilities	—	2,502,636

Total liabilities	219,820,559	235,283,730

	Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Revenues	184,887,591	313,398,188	289,123,486
Net income	17,517,799	102,669,162	2,041,748

	Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	(2,669,330)	23,575,560	69,032,991
Net cash provided by (used in) investing activities	(9,714,048)	(33,227,083)	(83,009,375)
Net cash provided by (used in) financing activities	(5,840,000)	13,950,000	11,381,174

Amounts due from/to related parties represent the amounts due from/to the Parent’s subsidiaries, which are eliminated on consolidation, and a receivable of RMB6,366,986 due from a related party.

All of the assets of the VIEs can be used only to settle obligations of VIEs. None of the assets of the VIEs has been pledged or collateralized. The creditors of the VIEs do not have recourse to the general credit of the Parent or its consolidated subsidiaries.

Recently Issued Accounting Standards

(aa) Recently Issued Accounting Standards

The FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, in May 2014. ASU 2014-09 requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. An entity should also disclose sufficient quantitative and qualitative information to enable users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The new standard is effective for annual reporting periods beginning after December 15, 2016. The Company will implement the provisions of ASU 2014-09 as of January 1, 2017. The Company has not yet determined the impact of the new standard on its current policies for revenue recognition.